PENSIONS - Employer Contributions and Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
UK Scheme
Pensions:
Estimated future employer contributions in next fiscal year	$ 617
Estimated future benefit payments:
2012	231
2013	231
2014	231
2015	231
2016	231
2017 - 2021	2,079
Marine Scheme
Pensions:
Estimated future employer contributions in next fiscal year	1,800
Estimated future benefit payments:
2012	3,000
2013	3,000
2014	3,000
2015	3,000
2016	3,000
2017 - 2021	$ 15,000